Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2014
Loans And Leases Receivable Allowance [Abstract]
Rollforward Of The Allowance For Loan Losses By Portfolio Segment
The following table provides a rollforward of the allowance for loan losses by portfolio segment for December 31, 2014, 2013, and 2012:
		Commercial	Consumer	Permanent	Credit Card
(Dollars in thousands)	C&I	Real Estate	Real Estate	Mortgage	and Other	Total
Balance as of January 1, 2012	$130,413	$55,586	165,077	$26,194	$7,081	$384,351
Charge-offs (a)	(30,887)	(19,977)	(147,918)	(13,604)	(12,624)	(225,010)
Recoveries	11,151	4,475	17,770	3,024	3,202	39,622
Provision(b)	(14,486)	(20,087)	94,020	9,314	9,239	78,000
Balance as of December 31, 2012	96,191	19,997	128,949	24,928	6,898	276,963
Allowance - individually evaluated for impairment	17,799	156	35,289	21,713	203	75,160
Allowance - collectively evaluated for impairment	78,392	19,841	93,660	3,215	6,695	201,803
Loans, net of unearned as of December 31, 2012:
Individually evaluated for impairment	123,636	49,517	160,000	120,924	818	454,895
Collectively evaluated for impairment	8,673,320	1,118,718	5,528,703	644,659	288,287	16,253,687
Total loans, net of unearned	$8,796,956	$1,168,235	$5,688,703	$765,583	$289,105	$16,708,582
Balance as of January 1, 2013	$96,191	$19,997	$128,949	$24,928	$6,898	$276,963
Charge-offs	(22,936)	(3,502)	(73,642)	(9,934)	(11,404)	(121,418)
Recoveries	12,487	4,275	21,360	2,473	2,669	43,264
Provision	704	(10,167)	50,118	5,024	9,321	55,000
Balance as of December 31, 2013	86,446	10,603	126,785	22,491	7,484	253,809
Allowance - individually evaluated for impairment	14,295	1,600	44,173	17,042	224	77,334
Allowance - collectively evaluated for impairment	72,132	8,218	82,601	5,449	7,258	175,658
Allowance - purchase credit impaired loans	19	785	11	-	2	817
Loans, net of unearned as of December 31, 2013:
Individually evaluated for impairment	80,231	27,812	170,422	121,458	545	400,468
Collectively evaluated for impairment	7,836,250	1,066,639	5,162,060	540,784	336,047	14,941,780
Purchased credit-impaired loans	7,095	38,828	889	-	14	46,826
Total loans, net of unearned	$7,923,576	$1,133,279	$5,333,371	$662,242	$336,606	$15,389,074
Balance as of January 1, 2014	$86,446	$10,603	$126,785	$22,491	$7,484	$253,809
Charge-offs	(20,492)	(3,741)	(45,391)	(5,891)	(14,931)	(90,446)
Recoveries	9,666	4,150	22,824	2,314	3,131	42,085
Provision	(8,609)	7,562	8,793	208	19,046	27,000
Balance as of December 31, 2014	67,011	18,574	113,011	19,122	14,730	232,448
Allowance - individually evaluated for impairment	5,173	796	40,778	16,627	254	63,628
Allowance - collectively evaluated for impairment	61,806	14,702	72,156	2,495	14,476	165,635
Allowance - purchased credit-impaired loans	32	3,076	77	-	-	3,185
Loans, net of unearned as of December 31, 2014:
Individually evaluated for impairment	35,698	19,430	173,225	113,459	533	342,345
Collectively evaluated for impairment	8,966,512	1,222,658	4,874,171	425,502	357,588	15,846,431
Purchased credit-impaired loans	5,076	35,629	675	-	10	41,390
Total loans, net of unearned	$9,007,286	$1,277,717	$5,048,071	$538,961	$358,131	$16,230,166

  2012 includes approximately $33 million of charge-offs associated with discharged bankruptcies, largely included in the consumer real estate portfolio segment.
  2012 includes approximately $23 million of loan loss provision related to discharged bankruptcies.